Note 7 - Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Year Ended December 31,
	2014	2015	2016
Numerator:
Net loss attributable to BeyondSpring Inc. — basic and diluted	$(3,013)	$(7,970)	$(12,010)
Denominator:
Weighted average number of ordinary shares outstanding — basic and diluted	13,910,000	15,171,370	16,086,419

Net loss per share—basic and diluted	$(0.22)	$(0.53)	$(0.75)